Investment Strategy - Yorkville America Reindustrialization Dividend Index ETF	Sep. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities comprising the Columbus Macro MarketVector™ American Reindustrialization Dividend Index (the "Underlying Index"). The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.
The Fund employs a passive investment strategy designed to track, before fees and expenses, the performance of the Underlying Index. Unlike an actively managed fund, the Adviser does not seek to outperform the Underlying Index or take defensive positions during periods of market volatility. Instead, the Fund seeks to replicate the investment performance of the Underlying Index as closely as practicable.

Information Regarding the Underlying Index

The Underlying Index is a rules-based equity index designed to measure the performance of leading U.S. companies who principal business activities are associated with the long-term reindustrialization of the American economy. The Underlying Index is based on the premise that increased domestic manufacturing, industrial capacity expansion, modernization of transportation and energy infrastructure, defense investment, electrification, industrial automation, semiconductor production and related supply-chain investment are creating long-term investment opportunities across multiple sectors of the U.S. economy. Accordingly, the Underlying Index seeks to identify domestic, dividend-paying companies whose principal business activities are aligned with these long-term secular trends through the application of objective eligibility criteria established under the Underlying Index methodology.

The Underlying Index methodology includes a thematic screening process such that the Underlying Index only includes companies that: are incorporated and headquartered in the United States, are in the U.S. universe of the MarketVector™ Total Global Equity Index, and derive 50% of their revenue from "eligible activities" (as defined below). Companies also must be listed on a U.S. securities exchange and satisfy the Underlying Index's applicable market capitalization, free-float and liquidity requirements. American Depositary Receipts ("ADRs") and limited partnerships are not eligible for inclusion.

Eligible activities are classified into one of the following tier groups and eligible activities:

– Industrials
* Aerospace & Defense
* Construction & Engineering
* Electrical Components & Equipment (NEC)
* Heating, Ventilation & Air Conditioning Systems
* Heavy Electrical Equipment
* Heavy Machinery & Vehicles
* Industrial Machinery & Equipment
* Pest Control Services
* Portable Motors & Generators
* Railway Freight Operators
* Switchgear
– Consumer Cyclicals
* Construction Supplies & Fixtures
* Engine & Powertrain Systems
– Energy
* Uranium
* Mid-Stream Energy Companies (incl. MLPs) with at least 50% (25% for current components)
of their revenues from energy infrastructure/midstream are also eligible, including companies that are involved in:
· oil and gas storage and transportation,
· oil and gas pipelines or storage facilities, and/or
· other activities associated with transporting, storing and gathering of natural gas, natural gas liquids, crude oil or refined products.
– Utilities
– Technology
* Electronic Components
* Semiconductors & Semiconductor Equipment
– Materials
* Aluminum
* Construction Materials
* Iron & Steel
* Paper & Forest Products
* Rare Earth Minerals
* Specialty Mining & Metals
– Real Estate
* Data Center REITs
* Industrial REITs
* Telecom Tower REITs

In addition to satisfying the thematic eligibility requirements, eligible companies also must satisfy specified dividend eligibility requirements, including: (i) positive three-year and five-year dividend per share growth (a company without available five-year dividend-per-share growth data remains eligible if its three-year growth is positive); (ii) current indicated dividend yield of at least 0.30% (0.20% for current components), 2.50% for REITs (2.00% for current components), or 3.00% for Mid-Stream Energy Companies (2.50% for current components); and (iii) dividend payout ratio not exceeding 65% (75% for current components), 80% for REITs based on funds from operations ("FFO") (90% for current components), this criterion does not apply to Mid-Stream Energy Companies.

The Underlying Index utilizes a modified free-float adjusted market capitalization weighting methodology. For current components, eligible securities must have a free-float of at least 5%, a full market capitalization exceeding 10.00 billion USD (2.50 billion USD for REITs and Mid-Stream Energy Companies), and a three-month average daily trading volume of at least 0.20 million USD in at least two of the latest three quarters (current quarter and at the previous two quarters). Securities eligible to be included upon reconstitution of the Underlying Index must have a free-float of at least 10%, full market capitalization exceeding 15.00 billion USD (5.00 billion USD for REITs and Mid-Stream Energy Companies), a three-month average daily trading volume of at least 1.00 million USD at the current quarter and at the previous two quarters, and at least 0.25 million shares (0.50 million for Mid-Stream Energy Companies) traded per month over the last six months at the current quarter and at the previous two quarters. In addition, at least on of the following applies to securities already included in the Underlying Index: a three-month average daily trading volume of at least 0.60 million USD at the current quarter or at one of the previous two quarters, or at least 0.20 million shares (0.30 million shares for Mid-Stream Energy Companies) traded per month over the last six months at the current quarter or at one of the previous two quarters.

Constituents are allocated among sector tiers using fixed target sector weightings established under the Index methodology. As of the date of this Prospectus, the Underlying Index targets allocations of approximately 40% to Industrials, 15% to Energy, 15% to Utilities and 10% each to Information Technology, Materials and Real Estate. Within each sector, constituent weights are determined based upon free-float adjusted market capitalization, subject to maximum constituent weight limitations. If necessary, sector allocations may be adjusted to ensure compliance with the applicable constituent weight limits. The Underlying Index is reconstituted and rebalanced semi-annually in June and December and rebalanced quarterly in March, June, September and December.

The YA Columbus Macro MarketVector™ American Reindustrialization Dividend Index is sponsored by MarketVector (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund, Yorkville America Equities, LLC, the investment adviser for the Fund (the "Adviser"), Columbus Macro, LLC and Tidal Investments, LLC, the sub-advisers for the Fund. The Index Provider maintains and publishes, or designates a third-party calculation agent to publish, information regarding the market value of the Index. Neither the Adviser nor its affiliates have any ability to select Index constituents or change the Index methodology.

Implementation of the Fund's Investment Process

The Fund generally employs a replication strategy, meaning that it will invest in substantially all of the securities comprising the Underlying Index in approximately the same weightings as the Underlying Index. However, under certain circumstances, including when securities become temporarily unavailable, are difficult to purchase, or when the Adviser believes doing so will improve the Fund's ability to track the Underlying Index, the Fund may utilize representative sampling. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have investment characteristics similar to those of the Underlying Index.

The Fund primarily invests in common stocks, REITs and MLPs included in the Underlying Index. The Fund also may invest in cash, cash equivalents, money market funds and other short-term investments to facilitate portfolio management, cash management, or the creation and redemption process.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, and is expected to concentrate its investments in one or more industries to approximately the same extent as the Underlying Index from time to time concentrates its investments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities comprising the Columbus Macro MarketVector™ American Reindustrialization Dividend Index (the "Underlying Index").